Chapter 11- Narrative (Details) - USD ($)				2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 19, 2022	Feb. 10, 2021	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Feb. 23, 2022	Jan. 20, 2022	Nov. 02, 2021
Reorganization, Chapter 11 [Line Items]
Long-term debt						$ 518,000,000	$ 608,000,000	$ 951,000,000
Rights offering percentage			12.50%
Equity commitment premium percentage			4.25%
Backstop parties, commitment premium paid			7.50%
Commitment premium			$ 20,000,000
% Allocation								100.00%
Rig asset derecognized				$ 175,000,000
Financial liability, rig asset derecognized				161,000,000
Cash held as collateral				7,000,000
Interest expense, not recorded due to reorganization				$ 48,000,000	$ 298,000,000
Paratus (Formerly NSNCo) | SeaMex
Reorganization, Chapter 11 [Line Items]
Voting rights										100.00%
Allocation to predecessor senior secured lenders
Reorganization, Chapter 11 [Line Items]
% Allocation				83.00%				83.00%
Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
% Allocation				12.50%				12.50%
Allocation to new money lenders - backstop parties
Reorganization, Chapter 11 [Line Items]
% Allocation				4.25%				4.25%
Allocation to predecessor shareholders
Reorganization, Chapter 11 [Line Items]
% Allocation				0.25%				0.25%
Maximum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period		9 months
Minimum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period		6 years
Reorganized Seadrill | Maximum
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal (in percent)			83.00%
Reorganized Seadrill | Minimum
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal (in percent)			16.75%
Paratus (Formerly NSNCo)
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)									35.00%
Paratus (Formerly NSNCo) | NSNCo noteholders
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal (in percent)									65.00%
Allowed credit agreement claim
Reorganization, Chapter 11 [Line Items]
Long-term debt			$ 683,000,000
New first lien facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			300,000,000
New first lien term loan
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			175,000,000
New first lien revolving credit facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			$ 125,000,000
Hermen convertible bond | Convertible debt
Reorganization, Chapter 11 [Line Items]
Debt instrument, face amount	$ 50,000,000
Conversion rate (in shares)	52.6316					52.6316
Derivative, notional amount	$ 1,000